OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup Global Markets Holdings Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of filing): May 15, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000200245

Paul Vanderslice, Citigroup Global Markets Holdings Inc., (212) 723-1295

Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [x]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Global Markets
Holdings Inc.

Date: May 15, 2012	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Vice President
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

99.1	Table for Form ABS-15G (Repurchase reporting)